Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

a)       As at December 31, 2012, the Company owed $15,000 (2011 - $nil) to a Director of the Company for consulting fees incurred.  The amounts owing are unsecured, non-interest bearing, and due on demand.

b)       As at December 31, 2012, the Company owed $83,066 (2011 - $105,066) to the President of the Company for management fees incurred and financing of day-to-day operations.  The amounts owing are unsecured, non-interest bearing, and due on demand.

c)       During the year ended December 31, 2012, the Company authorized the issuance of 675,000 common shares (2011 – 1,000,000 common shares with a fair value of $255,000) with a fair value of $11,475 to a Director of the Company for directors’ fees.

d)       During the year ended December 31, 2012, the Company issued nil common shares (2011 – 500,000 common shares with a fair value of $56,000) to a Director of the Company for consulting services.